Guggenheim Municipal Income Fund Expense Example, No Redemption - A C Inst P Shares [Member] - Guggenheim Municipal Income Fund - Class C	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 157
Expense Example, No Redemption, 3 Years	670
Expense Example, No Redemption, 5 Years	1,211
Expense Example, No Redemption, 10 Years	$ 2,689